VIAT-PROS- (09/17/01)                                         1                                                                VIAT

                                             Supplement to Prospectus Dated May 1, 2001
                                                Supplement dated September 17, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                                       A. SUB-ADVISOR CHANGES

AST Money Market portfolio
Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors for the AST Money Market portfolio.  Effective September 17, 2001 Wells
Fargo Capital  Management,  Inc. will become the sub-advisor  for the AST Money Market  portfolio.  The investment  objective of the
AST Money Market portfolio is unchanged.

AST Janus Small-Cap Growth portfolio
Pursuant to the exemptive  authority granted to American Skandia Trust, its investment adviser,  ASISI has changed  sub-advisors for the AST Janus  Small-Cap  Growth  portfolio.  Effective  September 17, 2001 Pilgrim  Baxter &  Associates,  Ltd. will become the new sub-advisor for the AST Janus Small-Cap  Growth  portfolio.  In connection with this change the portfolio's  name is changed to "AST
PBHG Small-Cap Growth."

                                                   B. DECREASE IN TOTAL ANNUAL EXPENSES

AST American Century International Growth
Pursuant to a shareholder vote the AST American Century  International  Growth portfolio and the AST American Century  International
Growth II portfolio  (this  Sub-account  was never offered under this Annuity) will merge  effective  September 17, 2001. Due to the merger of these portfolios  "Other  Expenses" have been reduced based on current and anticipated  amounts for the fiscal year ending
December 31, 2001.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST American Century International Growth (1)       1.00%          0.24%          0.00%         1.24%          N/A         1.24%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
1        "Other Expenses" shown are based on current and anticipated amounts for the fiscal year ending December 31, 2001.

The following expense example is effective as of September 17, 2001.
EXPENSE EXAMPLES

Below are  examples  showing  what you would pay in expenses at the end of the stated time  periods had you  invested  $1,000 in the
Annuity and  received a 5% annual  return on assets.  The  examples  also  assume you are a 70 year old male,  you have not used the
Annuity's conversion feature, and you have chosen a ten-year Certain Period.

                  ---------------------------------------------------------------------------------------------
                                   SUB-ACCOUNT                      With Surrender        Without Surrender
                                                                -----------------------------------------------
                                                                  1 Year      3 Years     1 Year     3 Years
                                                                -----------------------------------------------
                  ----------------------------------------------
                  AST American Century International Growth         62          90          24         66
                  ---------------------------------------------------------------------------------------------

The following descriptions of the investment objectives are effective as of September 17, 2001.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    dollar-denominated  bonds.  The  Portfolio  will invest in all types of bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces  and  municipalities  as  well as  investment  grade  corporate  bonds, mortgage and  asset-backed  securities and high-yield  bonds of U.S. and foreign  issuers.  The
   GLOBAL BOND      Sub-advisor bases its investment decisions on fundamental market factors,  currency trends, and      T. Rowe Price
                    credit  quality.  The  Portfolio  generally  invests  in  countries  where the  combination  of   International, Inc.
                    fixed-income returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor believes that the currency risk can be minimized through hedging.  The  Portfolio  may also  invest up to 20% of its  assets in the  aggregate  in below investment-grade,  high-risk bonds ("junk bonds"). In addition,  the Portfolio may invest up to
                    30% of its assets in mortgage-backed  (including  derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
        &           invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    In connection with the change in sub-advisor,  the AST PBHG Small-Cap Growth sub-account is now re-opened to all contract Owners
 SMALL CAP EQUITY   AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The     Pilgrim Baxter &
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the     Associates, Ltd.
                    common stocks of small-sized  companies,  i.e., whose market capitalizations or annual revenues are less than $1 billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign companies  that are engaged in the  Internet and  Internet-related  activities.  The  Portfolio
                    also may make  investments  directly in foreign  companies that are engaged in the Internet and      Kinetics Asset
      SECTOR        Internet-related  activities and whose equity  securities  trade outside of the U.S.  Portfolio     Management, Inc.
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
      SECTOR        invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
     (Cont.)        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

PURCHASING YOUR ANNUITY

The  following  paragraph  replaces the first  paragraph  under the  Purchasing  Your  Annuity  section,  sub-section  "What are the requirements for purchasing the annuity?" in your Annuity prospectus:

Premium  Payment:  You must make a minimum  Premium  payment of not less than $35,000.  We must receive the entire  Premium  payment amount before we invest your Net Premium (and any applicable Credits) in the Annuity.

The following sub-section is added, following the Age Restriction sub-section, under the Purchasing Your Annuity section:

Use of the Annuity as an Annuitization or Settlement Option:  When this Annuity is used as an annuitization or settlement option from a deferred annuity or a life insurance policy issued by American Skandia, the age restriction and "Free-Look" or "right to cancel" sections of this annuity do not apply.

ACCESS TO CASH VALUE

The following  sentence replaces the third sentence in the first paragraph under the Access to Cash Value section,  sub-section "May
I surrender all or part of my annuity?" in your Annuity prospectus:

You also may  surrender  a portion of you  Annuity (a minimum of $1,  000 is  required)  if your  Annuity is payable  for life and a
Certain Period, as long as the Annuitant is alive and the Cash Value remaining after the partial surrender is at least $5,000.

------------------------------------------------------------------------------------------------------------------------------------

                                Supplement to Statement of Additional Information Dated May 1, 2001
                                                Supplement dated September 17, 2001

This Supplement  should be retained with the current  Statement of Additional  Information for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia").

                                                        FINANCIAL STATEMENTS

The  following  sentence  replaces the second  sentence in the  paragraph  under the  Financial  Statements  section in your Annuity
Statement of Additional Information:

Financial Statements for American Skandia Life Assurance Corporation Separate Account B Class 7 are provided.